Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0001821160
Registrant Name	Guild Holdings Co
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A